Transactions with related parties:	12 Months Ended
Dec. 31, 2018
Related Party Transaction, Due from (to) Related Party
Transactions with related parties:

4. Transactions with related parties:

During the years ended December 31, 2018, 2017 and 2016, the Partnership incurred the following charges in connection with related party transactions, which are included in the accompanying consolidated statements of income:

	Years ended December 31,
	2018	2017	2016
Included in voyage expenses
Charter hire commissions (a)	$1,654	$1,830	$2,212

Included in general and administrative expenses – related party
Executive services fee (d)	$637	$605	$595
Administrative services fee (e)	$120	$120	$120

Management fees-related party
Management fees (a)	$6,347	$6,162	$5,999

As of December 31, 2018 and 2017, balances with related parties consisted of the following:

	Year ended December 31,
	2018	2017
Assets:
Working capital advances granted to the Manager (a)	$1,086	$883
Security deposits to Manager (a)	$1,350	$1,350

Liabilities included in Due to related party:
Executive service charges due to Manager (d)	$154	$—
Administrative service charges due to Manager (e)	$30	$30
Other Partnership expenses due to Manager	$122	$42
Total liabilities due to related party, current	$306	$72

a) Dynagas Ltd.

The Partnership’s vessels have entered into vessel management agreements with Dynagas Ltd., the Partnership’s Manager. Pursuant to the terms of these agreements (the “Management Agreements”), the Manager provides each vessel-owning entity of the Partnership with management services, including, but not limited to, commercial, technical, crew, accounting and vessel administrative services in exchange for an initial fixed daily management fee of $2.5 per vessel, for a period beginning upon vessel’s delivery until the termination of the Management Agreement. The Management Agreements initially terminate on December 31, 2020 and are thereafter, automatically extended in additional eight-year increments if notice of termination is not previously provided by the Partnership’s vessel-owning subsidiaries. Beginning on the first calendar year after the commencement of each vessel’s Management Agreement and each calendar year thereafter, these fees are adjusted upwards by 3% until expiration of each Management Agreement, subject to further annual increases to reflect material unforeseen costs of providing the management services. The amount of such increase is to be agreed between the Partnership and the Manager, which amount will be reviewed and approved by the Partnership’s Conflicts Committee. Under the terms of the Management Agreements, the Manager charges the Partnership for any additional capital expenditures, financial costs, operating expenses and general and administrative expenses that are not covered by the management fees.

During the years ended December 31, 2018, 2017 and 2016, each vessel was charged a daily management fee of $2.9, $2.8 and $2.7, respectively. During the years ended December 31, 2018, 2017 and 2016, management fees under the vessel Management Agreements amounted to $6,347, $6,162 and $5,999, respectively, and are separately reflected in the accompanying consolidated statements of income.

The Management Agreements also provide for:

  a commission of 1.25% over charter-hire agreements arranged by the Manager, and, a lump sum new-building supervision fee of $700 for the services rendered by the Manager in respect of the construction of the vessel, if applicable, plus out of pocket expenses.

During the years ended December 31, 2018, 2017 and 2016, charter hire commissions under the Management Agreements amounted to $1,654, $1,830 and $2,212, respectively, and are included in Voyage expenses-related party in the accompanying consolidated statements of income.

The Management Agreements will terminate automatically after a change of control of the owners and/or of the owners’ ultimate parent, in which case an amount equal to the estimated remaining fees, but in any case not less than for a period of 36 months and not more than 60 months, will become payable to the Manager. As of December 31, 2018, based on the maximum period prescribed in the Management Agreements up to the initial termination period and the basic daily fee in effect during the year ended December 31, 2018, such termination fee would be approximately $19.1 million.

The Management Agreements also provide for an advance equal to three months daily management fee. In the case of termination of the Management Agreements, prior to their eight year term, by any reason other than Manager’s default, the advance is not refundable. Such advances as of December 31, 2018 and 2017, amounted to $1,350, and are separately reflected in Non-Current Assets as Due from related party in the accompanying consolidated balance sheets.

In addition, the Manager makes payments for operating expenses with funds provided by the Partnership. As of December 31, 2018 and 2017, amounts of $1,086 and $883, respectively, were due from the Manager in relation to these working capital advances granted to it.

(b) Loan from related party

On November 18, 2013, upon the completion of its IPO, the Partnership entered into the $30 million Sponsor Facility with an original term of five years from the closing date, to be used for general Partnership purposes, including working capital. The $30 million Sponsor Facility was extended on November 14, 2018 for an additional term of five years on terms and conditions identical with the initial credit facility (the “$30 million Extended Sponsor Facility”). The $30 million Extended Sponsor Facility may be drawn and be prepaid in whole or in part at any time during the life of the facility which is until November 2023. No amounts have been drawn under the respective facility as of December 31, 2018 and 2017.

(c) Optional Vessel acquisitions from Sponsor/ Omnibus Agreement

At the IPO date, the Partnership and its Sponsor entered into the Omnibus Agreement, as amended and as currently in effect. The amended Omnibus Agreement sets out (i) the terms and the extent the Partnership and the Sponsor may compete with each other, (ii) the procedures to be followed for the exercise of the Partnership’s option to acquire the Initial Optional Vessels (as defined in the Omnibus Agreement), including the Partnership’s right to acquire the Sponsor’s ownership interest (which is currently 49.0%) in each of five joint venture entities, each of which owns a 172,000 cubic meter ARC 7 LNG carrier (or the “Additional Optional Vessels” and together with the Initial Optional Vessels, the “Optional Vessels”), which were all delivered between December 2017 and February 2019, (iii) certain rights of first offer to the Sponsor for the acquisition of LNG carriers from the Partnership, and,

(iv) the Sponsor’s provisions of certain indemnities in favor of the Partnership.

On December 21, 2015, the Partnership completed the third dropdown of the seven Initial Optional Vessels owned by its Sponsor and acquired 100% of the ownership interests in the entity that owns and operates the Lena River for an aggregate purchase price of $240.0 million (the “Lena River Acquisition”), excluding acquisition costs. At the closing date of the Lena River Acquisition, the Sponsor provided a $35.0 million interest free credit financing to the Partnership in respect of unsettled amounts in connection with the acquisition, which have been repaid by the Partnership early in January 2016. The repayment was made from the $66.7 million remaining available funds drawn under a $200 million senior term loan facility dated December 17, 2015, the initial proceeds of which were drawn in December 2015 in order to partially finance the respective acquisition and which, since then, has been repaid in full.

On February 6, 2018, the Partnership extended with retroactive effect the deadline for exercising the purchase option for the Clean Horizon and the Clean Vision, two of the four remaining Initial Optional Vessels, up to December 31, 2018. In addition, on March 30, 2018, by mutual agreement, the Partnership and its Sponsor further extended the deadline for exercising the purchase option of the Clean Ocean and the Clean Planet, the other two of the four remaining Initial Optional Vessels, from March 31, 2018 to December 31, 2018. The purchase option periods with regards to the four remaining Initial Optional Vessels have not been further extended since that date.

Following the expiration of the purchase options on the four remaining Initial Optional Vessels, the Partnership still retains the legal right to exercise the option to acquire from its Sponsor its 49% ownership interest in the Additional Optional Vessels, at the period specified and as per the terms prescribed in the Omnibus Agreement.

(d) Executive Services Agreement

On March 21, 2014, the Partnership entered into an executive services agreement (the “Executive Services Agreement”) with its Manager with retroactive effect from the IPO closing date, pursuant to which the Manager provides the Partnership the certain services of its executive officers, who report directly to the Board of Directors. Under the Executive Services Agreement, the Manager is entitled to an executive services fee of €538 per annum (or $616 on the basis of a Euro/US Dollar exchange rate of €1.0000/$1.1455 as of December 31, 2018), payable in equal monthly installments. The Executive Services Agreement had an initial term of five years and, on November 18 2018, was automatically renewed for successive five year terms, unless terminated earlier. During the years ended December 31, 2018, 2017 and 2016, executive service fees amounted to $637, $605 and $595, respectively, and are included in general and administrative expenses in the accompanying consolidated statements of income.

(e) Administrative Services Agreement

On December 30, 2014 and with effect from the IPO closing date, the Partnership entered into an administrative services agreement (the “Administrative Services Agreement”) with its Manager, according to which the Partnership is provided with certain financial, accounting, reporting, secretarial and information technology services, for a monthly fee of $10, plus expenses, payable in quarterly installments. The Administrative Services Agreement can be terminated upon 120 days’ notice granted either by the Partnership’s Board of Directors or by Dynagas. During the years ended December 31, 2018, 2017 and 2016, administrative service fees amounted to $120 and are included in general and administrative expenses – related party in the accompanying consolidated statements of income.

(f) Other

Under certain of the Partnership’s time charter contracts with a third party charterer, if Vasora Marine Company Limited (“Vasora”), an entity unrelated to the Partnership, that has also entered into a time charter contract with the same charterer for its vessel under construction, defaults to take delivery of its vessel according to the terms of the shipbuilding contract with the shipyard, then the charterer will have the right to terminate or amend the Partnership’s time charter contracts. Vasora is beneficially owned by the managing director of Dynagas Ltd, the Partnership’s Manager.

The Partnership did not have any monetary transactions with Vasora during the year ended December 31, 2018, 2017 or 2016 and did not have any receivables from or payables to the entity at December 31, 2018 and 2017. The vessel is expected to be delivered within 2019. Upon delivery of the vessel, the Partnership’s time charter contracts will no longer be affected by any potential non-compliance by Vasora.